10. Project Assets (Tables)	12 Months Ended
Dec. 31, 2018
Project Assets
Summary of project assets
	December 31,	December 31,
	2018	2017
Project assets completed for sale	$21,215	$24,228
Project assets under development	19,807	34,351
Total project assets	41,022	58,579
Current, net of impairment loss	$24,654	$42,211
Noncurrent	$16,368	$16,368